Reconciliation of the differences between basic and diluted EPS (Tables)	12 Months Ended
Mar. 31, 2016
Earnings Per Share [Abstract]
Reconciliation of Differences between Basic and Diluted EPS

Reconciliation of the differences between basic and diluted EPS for the fiscal years ended March 31, 2014, 2015 and 2016 is as follows:

	Yen in millions
	Fiscal year ended March 31
	2014	2015	2016
Net income (loss) attributable to Sony Corporation’s stockholders for basic and diluted EPS computation	(128,369)	(125,980)	147,791

	Thousands of shares
Weighted-average shares outstanding	1,027,024	1,114,424	1,237,802
Effect of dilutive securities:
Stock acquisition rights	—	—	2,109
Zero coupon convertible bonds	—	—	17,972

Weighted-average shares for diluted EPS computation	1,027,024	1,114,424	1,257,883

	Yen
Basic EPS	(124.99)	(113.04)	119.40

Diluted EPS	(124.99)	(113.04)	117.49